Schedule of Right-of-use Asset (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Right-of-use asset	$ 670,808
Right-of-use asset accumulated depreciation	(45,786)
Right-of-use asset, net	$ 625,022